Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Summary of Amount of Identified Assets Acquired and Liabilities Assumed
The following table summarizes the amount of identified assets acquired and liabilities assumed at the acquisition date.

RMB’million
Aggregate Consideration	241
Fair value of existing interest as an associate of the Group	40
Fair value of non-controlling interest	266

547

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	40
Accounts and other receivables	90
Intangible assets	146
Prepayments, deposits and other assets	104
Deferred revenue	(46)
Other payables and accruals	(73)
Account payable	(21)
Deferred tax liabilities	(35)
Goodwill	342

547